TAXES - Uncertain Tax Positions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
TAXES
Unrecognized uncertain tax positions	$ 0		$ 0
Interest or penalties tax for uncertain tax positions	0	$ 0
Significant increases in unrecognized tax benefits	0
Significant decreases in unrecognized tax benefits	$ 0